Schedule of Trade Receivables (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Credit Loss [Abstract]
Trade receivables		$ 27,402,525	$ 27,928,480
Less: allowance for credit loss		(6,760,000)	(6,077,000)
Total trade receivables	$ 2,652,258	$ 20,642,525	$ 21,851,480